Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

April 30, 2021

BCFK6-QTLY-0621
1.9884005.103

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 16.2%
Entertainment - 3.6%
Activision Blizzard, Inc.	286,826	$26,155,663
Bilibili, Inc. ADR (a)	52,875	5,861,723
Netflix, Inc. (a)	151,846	77,968,366
Roku, Inc. Class A (a)	49,439	16,956,094
Score Media & Gaming, Inc. (a)	44,901	777,236
Sea Ltd. ADR (a)	303,826	76,728,218
Take-Two Interactive Software, Inc. (a)	13,000	2,279,940
The Walt Disney Co. (a)	26,952	5,013,611
		211,740,851
Interactive Media & Services - 12.2%
Alphabet, Inc. Class A (a)	146,385	344,517,098
Baidu.com, Inc. sponsored ADR (a)	14,300	3,007,719
Bumble, Inc. (b)	44,700	2,692,728
Facebook, Inc. Class A (a)	826,746	268,758,590
JOYY, Inc. ADR	63,400	6,026,804
Kuaishou Technology Class B (c)	50,870	1,722,353
Match Group, Inc. (a)	110,075	17,130,972
Pinterest, Inc. Class A (a)	44,303	2,940,390
Snap, Inc. Class A (a)	590,322	36,493,706
Tencent Holdings Ltd.	394,027	31,432,337
Twitter, Inc. (a)	107,900	5,958,238
Zillow Group, Inc. Class C (a)(b)	26,049	3,389,496
Zoominfo Technologies, Inc.	8,647	448,433
		724,518,864
Media - 0.2%
AppLovin Corp. (a)(b)	11,000	638,110
Criteo SA sponsored ADR (a)	246,700	9,801,391
DISH Network Corp. Class A (a)	26,700	1,195,893
Endeavor Group Holdings, Inc. (a)	46,100	1,270,516
Endeavor Group Holdings, Inc. (a)(d)	85,166	2,112,457
		15,018,367
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	113,423	14,986,581

TOTAL COMMUNICATION SERVICES		966,264,663

CONSUMER DISCRETIONARY - 28.6%
Automobiles - 2.6%
Daimler AG (Germany)	12,800	1,139,541
General Motors Co. (a)	158,806	9,086,879
Harley-Davidson, Inc.	148,947	7,204,566
Hyundai Motor Co.	5,890	1,116,608
Kia Corp.	17,860	1,229,764
Lordstown Motors Corp. (e)	53,565	477,746
Neutron Holdings, Inc. (f)	491,550	7,275
NIO, Inc. sponsored ADR (a)	27,200	1,083,648
Rad Power Bikes, Inc. (e)(f)	101,681	490,493
Tesla, Inc. (a)	179,114	127,070,636
XPeng, Inc. ADR (a)	180,846	5,409,104
		154,316,260
Diversified Consumer Services - 0.0%
FSN E-Commerce Ventures Pvt Ltd. (e)(f)	20,980	3,050,252
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc. Class A (b)	91,757	15,847,351
Boyd Gaming Corp. (a)	152,675	10,099,451
Caesars Entertainment, Inc. (a)	351,636	34,404,066
Chipotle Mexican Grill, Inc. (a)	17,504	26,116,493
Churchill Downs, Inc.	48,615	10,282,073
Dave & Buster's Entertainment, Inc. (a)	22,500	1,027,350
DraftKings, Inc. Class A (a)(b)	30,109	1,705,976
Evolution Gaming Group AB (c)	35,900	7,090,478
Expedia, Inc. (a)	124,018	21,855,692
Flutter Entertainment PLC	5,251	1,076,181
Hilton Worldwide Holdings, Inc.	79,065	10,175,666
Kambi Group PLC (a)	56,046	2,834,889
Las Vegas Sands Corp. (a)	154,799	9,482,987
Marriott International, Inc. Class A	106,429	15,806,835
MGM Resorts International	234,424	9,545,745
Penn National Gaming, Inc. (a)	496,326	44,232,573
Planet Fitness, Inc. (a)	84,213	7,073,050
Texas Roadhouse, Inc. Class A	69,226	7,408,567
Vail Resorts, Inc.	24,561	7,986,255
Wynn Resorts Ltd. (a)	88,582	11,373,929
		255,425,607
Household Durables - 1.1%
D.R. Horton, Inc.	47,049	4,624,446
KB Home	59,716	2,880,103
Lennar Corp. Class A	54,982	5,696,135
PulteGroup, Inc.	10,600	626,672
Purple Innovation, Inc. (a)	118,627	4,042,808
Sonos, Inc. (a)	59,179	2,368,935
Sony Group Corp. sponsored ADR	51,135	5,121,682
Taylor Morrison Home Corp. (a)	216,731	6,764,175
Tempur Sealy International, Inc.	162,097	6,182,380
Toll Brothers, Inc.	111,748	7,006,600
TRI Pointe Homes, Inc. (a)	282,910	6,738,916
Tupperware Brands Corp. (a)	445,429	10,855,105
		62,907,957
Internet & Direct Marketing Retail - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	174,830	40,376,989
Amazon.com, Inc. (a)	138,472	480,140,582
BHG Group AB (a)	69,852	1,342,490
ContextLogic, Inc.	28,620	377,111
Coupang, Inc. Class A (a)(b)	34,300	1,437,170
Deliveroo Holdings PLC	327,400	1,090,600
Deliveroo Holdings PLC (a)(c)	686,300	2,540,143
Delivery Hero AG (a)(c)	17,447	2,769,835
Etsy, Inc. (a)	43,219	8,591,505
Farfetch Ltd. Class A (a)(b)	215,038	10,534,712
JD Health International, Inc. (c)	159,353	2,482,278
JD.com, Inc.:
Class A	35,219	1,360,107
sponsored ADR (a)	85,153	6,587,436
Magnite, Inc. (a)	87,900	3,520,395
Meituan Class B (a)(c)	32,300	1,239,149
MercadoLibre, Inc. (a)	9,925	15,591,977
Pinduoduo, Inc. ADR (a)	276,610	37,046,377
Poshmark, Inc. (b)	37,358	1,562,685
The RealReal, Inc. (a)	327,769	8,118,838
THG PLC	163,058	1,396,186
thredUP, Inc. (a)	18,300	314,211
Vipshop Holdings Ltd. ADR (a)	62,800	1,932,356
Wayfair LLC Class A (a)	68,863	20,353,837
Zomato Pvt Ltd. (e)(f)	81	426,575
		651,133,544
Leisure Products - 0.2%
Callaway Golf Co.	8,591	248,709
Peloton Interactive, Inc. Class A (a)	103,254	10,155,031
Vista Outdoor, Inc. (a)	38,917	1,269,083
		11,672,823
Multiline Retail - 0.4%
Kohl's Corp.	71,100	4,170,726
Nordstrom, Inc. (a)	329,467	12,084,850
Ollie's Bargain Outlet Holdings, Inc. (a)	83,821	7,734,164
Target Corp.	11,006	2,281,104
		26,270,844
Specialty Retail - 5.1%
American Eagle Outfitters, Inc. (b)	912,393	31,541,426
Aritzia LP (a)	150,540	3,756,305
Auto1 Group SE (c)	33,553	1,895,937
Burlington Stores, Inc. (a)	44,042	14,372,226
Carvana Co. Class A (a)(b)	169,653	48,395,215
Cazoo Holdings Ltd. (e)	35,514	1,091,594
Dick's Sporting Goods, Inc.	136,425	11,265,977
Five Below, Inc. (a)	82,514	16,607,593
Floor & Decor Holdings, Inc. Class A (a)	181,120	20,089,830
Gap, Inc.	254,404	8,420,772
Industria de Diseno Textil SA (b)	50,400	1,794,777
JD Sports Fashion PLC (a)	101,642	1,289,183
L Brands, Inc. (a)	65,022	4,284,950
Lowe's Companies, Inc.	405,590	79,597,038
MYT Netherlands Parent BV ADR (b)	58,742	1,760,498
RH (a)	79,397	54,626,724
Urban Outfitters, Inc. (a)	43,400	1,558,060
		302,348,105
Textiles, Apparel & Luxury Goods - 4.0%
Allbirds, Inc. (a)(e)(f)	11,760	129,948
Burberry Group PLC (a)	108,909	3,099,925
Capri Holdings Ltd. (a)	485,245	26,727,295
Crocs, Inc. (a)	314,547	31,492,446
Deckers Outdoor Corp. (a)	48,597	16,435,505
Dr. Martens Ltd. (a)	254,743	1,701,367
Hermes International SCA	1,375	1,725,830
lululemon athletica, Inc. (a)	135,496	45,427,744
LVMH Moet Hennessy Louis Vuitton SE	13,188	9,935,186
Moncler SpA	102,003	6,256,741
NIKE, Inc. Class B	339,492	45,023,429
Prada SpA	90,800	565,180
Puma AG	31,017	3,271,095
PVH Corp.	210,409	23,814,091
Tapestry, Inc.	252,108	12,063,368
Under Armour, Inc. Class A (sub. vtg.) (a)	425,768	10,350,420
		238,019,570

TOTAL CONSUMER DISCRETIONARY		1,705,144,962

CONSUMER STAPLES - 1.4%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	11,989	14,584,499
Celsius Holdings, Inc. (a)(b)	69,048	3,956,450
Constellation Brands, Inc. Class A (sub. vtg.)	27,993	6,727,278
Kweichow Moutai Co. Ltd. (A Shares)	1,600	495,999
Monster Beverage Corp. (a)	126,515	12,278,281
The Coca-Cola Co.	279,200	15,071,216
		53,113,723
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (e)(f)	5,757	187,908
Performance Food Group Co. (a)	60,866	3,572,834
Sweetgreen, Inc. warrants 1/21/26 (a)(e)(f)	38,133	150,625
Zur Rose Group AG (a)	2,508	834,856
		4,746,223
Food Products - 0.3%
AppHarvest, Inc. (e)	195,665	3,347,828
Bunge Ltd.	36,478	3,079,473
Darling Ingredients, Inc. (a)	77,575	5,387,584
Freshpet, Inc. (a)	14,693	2,715,560
Village Farms International, Inc. (a)(b)	92,277	1,030,734
		15,561,179
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	6,600	2,071,080
Tobacco - 0.1%
Altria Group, Inc.	56,000	2,674,000
JUUL Labs, Inc. Class A (a)(e)(f)	23,134	1,412,331
Swedish Match Co. AB	28,138	2,308,064
		6,394,395

TOTAL CONSUMER STAPLES		81,886,600

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	151,615	4,101,186
Oil, Gas & Consumable Fuels - 0.9%
BP PLC sponsored ADR	116,400	2,928,624
ConocoPhillips Co.	75,234	3,847,467
EOG Resources, Inc.	66,818	4,920,478
Hess Corp.	80,363	5,987,847
HollyFrontier Corp.	130,080	4,552,800
Neste Oyj	7,631	462,388
Reliance Industries Ltd.	782,242	21,067,878
Reliance Industries Ltd.	52,149	756,338
Reliance Industries Ltd. sponsored GDR (c)	46,050	2,491,305
Suncor Energy, Inc.	160,296	3,428,533
Total SA sponsored ADR	36,800	1,629,504
Valero Energy Corp.	74,139	5,483,320
		57,556,482

TOTAL ENERGY		61,657,668

FINANCIALS - 1.8%
Banks - 0.6%
Bank of America Corp.	58,800	2,383,164
Citigroup, Inc.	143,043	10,190,383
Kotak Mahindra Bank Ltd. (a)	72,602	1,714,488
Wells Fargo & Co.	420,344	18,936,497
		33,224,532
Capital Markets - 0.4%
Charles Schwab Corp.	76,200	5,364,480
Coinbase Global, Inc. (a)	9,500	2,827,580
Goldman Sachs Group, Inc.	19,094	6,653,304
Morgan Stanley	90,717	7,488,688
Open Lending Corp. (a)	49,497	1,932,858
		24,266,910
Consumer Finance - 0.4%
Ally Financial, Inc.	204,104	10,501,151
American Express Co.	32,400	4,968,540
Capital One Financial Corp.	68,830	10,261,176
		25,730,867
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(e)(f)	274,458	790,439
ArcLight Clean Transition Corp. Class A (a)(b)	92,104	1,490,243
BowX Acquisition Corp. (a)	191,500	2,336,300
CIIG Merger Corp. (e)	80,062	1,414,696
Horizon Acquisition Corp. Class A (a)	117,800	1,175,644
Jaws Acquisition Corp. (a)	124,457	1,612,963
Payfare, Inc. (a)	119,300	727,942
		9,548,227
Insurance - 0.2%
Goosehead Insurance	12,625	1,387,993
MetLife, Inc.	67,200	4,275,936
MetroMile, Inc. (a)(b)	190,800	1,776,348
Prudential Financial, Inc.	44,300	4,445,948
		11,886,225
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	65,160	2,129,413

TOTAL FINANCIALS		106,786,174

HEALTH CARE - 7.6%
Biotechnology - 2.1%
4D Molecular Therapeutics, Inc.	27,424	1,061,309
Acceleron Pharma, Inc. (a)	44,626	5,576,911
ADC Therapeutics SA (a)	41,880	1,027,735
Agios Pharmaceuticals, Inc. (a)	37,942	2,117,164
Akouos, Inc. (a)	25,206	358,429
Allakos, Inc. (a)	7,037	767,877
Alnylam Pharmaceuticals, Inc. (a)	82,183	11,558,217
Annexon, Inc. (a)	48,225	961,124
Arcutis Biotherapeutics, Inc. (a)	52,277	1,751,280
Argenx SE ADR (a)	9,317	2,671,277
Ascendis Pharma A/S sponsored ADR (a)	44,735	6,485,233
Avidity Biosciences, Inc.	21,266	498,475
BeiGene Ltd. (a)	51,850	1,379,208
BeiGene Ltd. ADR (a)	13,692	4,703,750
BioAtla, Inc.	14,665	727,237
Biomea Fusion, Inc. (a)	15,200	257,640
BioXcel Therapeutics, Inc. (a)	5,864	199,200
Bolt Biotherapeutics, Inc.	31,700	708,812
BridgeBio Pharma, Inc. (a)(b)	12,621	705,766
Cibus Corp. Series C (a)(e)(f)(g)	268,210	407,679
Connect Biopharma Holdings Ltd. ADR (a)	47,200	767,944
Cullinan Oncology, Inc.	9,249	300,223
Forma Therapeutics Holdings, Inc.	27,903	751,986
Fusion Pharmaceuticals, Inc. (a)	28,215	242,649
Generation Bio Co.	69,807	2,545,163
Immunocore Holdings PLC ADR	15,800	637,688
Instil Bio, Inc. (a)	63,300	1,299,549
Karuna Therapeutics, Inc. (a)	17,401	1,931,685
Kronos Bio, Inc. (b)	35,382	957,791
Kura Oncology, Inc. (a)	27,051	728,483
Mirati Therapeutics, Inc. (a)	5,577	927,009
Moderna, Inc. (a)	50,067	8,952,981
Natera, Inc. (a)	10,603	1,166,542
Neurocrine Biosciences, Inc. (a)	38,513	3,639,093
Novavax, Inc. (a)	35,748	8,469,774
Passage Bio, Inc. (a)	40,643	762,463
Prelude Therapeutics, Inc.	27,654	1,145,982
Protagonist Therapeutics, Inc. (a)	44,711	1,293,936
Recursion Pharmaceuticals, Inc. (a)	59,400	1,983,960
Regeneron Pharmaceuticals, Inc. (a)	27,693	13,328,641
Relay Therapeutics, Inc. (a)	30,020	951,934
Revolution Medicines, Inc. (a)	47,307	1,570,119
Sage Therapeutics, Inc. (a)	47,722	3,758,585
Sana Biotechnology, Inc. (b)	20,957	450,576
Scholar Rock Holding Corp. (a)	10,407	336,666
Seagen, Inc. (a)	10,828	1,556,633
Shattuck Labs, Inc.	20,714	780,504
Silverback Therapeutics, Inc.	30,816	987,653
Taysha Gene Therapies, Inc.	24,285	626,796
TG Therapeutics, Inc. (a)	24,773	1,107,601
Translate Bio, Inc. (a)	69,300	1,609,146
Turning Point Therapeutics, Inc. (a)	50,545	3,853,045
Twist Bioscience Corp. (a)(b)	4,361	585,203
Vaxcyte, Inc.	39,832	739,680
Vor Biopharma, Inc. (a)(b)	28,900	814,402
Xencor, Inc. (a)	34,731	1,478,151
Zai Lab Ltd. ADR (a)	57,528	9,561,729
		126,526,288
Health Care Equipment & Supplies - 2.3%
Axonics Modulation Technologies, Inc. (a)	75,156	4,729,567
Boston Scientific Corp. (a)	28,200	1,229,520
CryoPort, Inc. (a)(b)	15,153	857,205
Danaher Corp.	49,121	12,473,787
DexCom, Inc. (a)	56,711	21,896,117
InMode Ltd. (a)	52,513	4,533,447
Insulet Corp. (a)	29,956	8,843,610
Intuitive Surgical, Inc. (a)	50,291	43,501,715
Nevro Corp. (a)	7,300	1,261,513
Novocure Ltd. (a)	49,627	10,128,871
Outset Medical, Inc.	26,561	1,591,535
Shockwave Medical, Inc. (a)	87,616	14,321,711
Stryker Corp.	2,300	604,049
Tandem Diabetes Care, Inc. (a)	76,417	7,022,722
The Cooper Companies, Inc.	2,900	1,191,581
		134,186,950
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	89,812	3,907,720
Alignment Healthcare, Inc. (a)	58,900	1,563,206
Alignment Healthcare, Inc.	41,354	987,782
Guardant Health, Inc. (a)	60,706	9,651,040
Humana, Inc.	31,420	13,989,441
Oak Street Health, Inc. (a)	26,854	1,655,012
Owens & Minor, Inc.	39,352	1,420,214
Signify Health, Inc.	14,200	402,570
Surgery Partners, Inc. (a)	37,685	1,816,417
		35,393,402
Health Care Technology - 0.1%
agilon health, Inc. (a)	75,400	2,377,362
Certara, Inc. (b)	45,779	1,456,230
GoodRx Holdings, Inc. (b)	85,147	3,406,731
MultiPlan Corp. warrants (a)(e)	13,856	27,213
NeuroPace, Inc. (a)	13,300	321,328
Phreesia, Inc. (a)	11,100	574,425
		8,163,289
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	32,510	6,430,478
Avantor, Inc. (a)	170,335	5,457,533
Bio-Rad Laboratories, Inc. Class A (a)	3,569	2,248,934
Eurofins Scientific SA (a)	9,462	936,788
Joinn Laboratories China Co. Ltd. (H Shares) (c)	18,300	329,825
Maravai LifeSciences Holdings, Inc.	86,827	3,378,439
Nanostring Technologies, Inc. (a)	32,178	2,563,621
Olink Holding AB ADR (a)	35,500	1,249,600
Seer, Inc.	15,664	797,768
Thermo Fisher Scientific, Inc.	58,830	27,663,631
		51,056,617
Pharmaceuticals - 1.6%
Antengene Corp.	699,800	1,437,843
Arvinas Holding Co. LLC (a)	6,936	478,168
Atea Pharmaceuticals, Inc.	34,572	854,274
Eli Lilly & Co.	183,950	33,620,542
Hansoh Pharmaceutical Group Co. Ltd. (c)	211,758	914,612
Harmony Biosciences Holdings, Inc. (a)	16,868	494,232
Horizon Therapeutics PLC (a)	154,573	14,625,697
Intra-Cellular Therapies, Inc. (a)	63,904	2,200,215
Longboard Pharmaceuticals, Inc. (a)	60,800	579,424
Nektar Therapeutics (a)	74,929	1,469,358
Nuvation Bio, Inc. (e)	120,038	1,343,225
Nuvation Bio, Inc.	129,091	1,300,075
OptiNose, Inc. (a)	99,174	354,051
Pharvaris BV	26,400	636,240
Zoetis, Inc. Class A	207,207	35,853,027
		96,160,983

TOTAL HEALTH CARE		451,487,529

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.3%
Airbus Group NV	32,600	3,920,466
Axon Enterprise, Inc. (a)	41,938	6,358,220
Space Exploration Technologies Corp. Class A (a)(e)(f)	2,200	923,978
The Boeing Co. (a)	31,652	7,416,380
		18,619,044
Air Freight & Logistics - 0.2%
FedEx Corp.	36,890	10,709,536
Airlines - 0.4%
Delta Air Lines, Inc. (a)	143,597	6,737,571
JetBlue Airways Corp. (a)	512,551	10,435,538
Spirit Airlines, Inc. (a)(b)	147,627	5,287,999
Sun Country Airlines Holdings, Inc. (a)	21,600	879,120
		23,340,228
Building Products - 0.3%
Builders FirstSource, Inc. (a)	104,684	5,094,970
Carrier Global Corp.	109,936	4,791,011
The AZEK Co., Inc.	171,641	8,286,827
Trane Technologies PLC	6,441	1,119,639
		19,292,447
Commercial Services & Supplies - 0.0%
Aker Carbon Capture A/S (a)	263,725	535,276
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	44,106	4,137,584
MasTec, Inc. (a)	30,600	3,193,416
Quanta Services, Inc.	28,308	2,735,685
		10,066,685
Electrical Equipment - 0.4%
Acuity Brands, Inc.	24,500	4,545,240
Array Technologies, Inc.	188,054	5,295,601
Ceres Power Holdings PLC (a)	28,250	521,236
Generac Holdings, Inc. (a)	5,400	1,749,330
ITM Power PLC (a)	65,826	473,181
Shoals Technologies Group, Inc.	117,585	3,770,951
Sunrun, Inc. (a)	125,721	6,160,329
		22,515,868
Industrial Conglomerates - 0.1%
General Electric Co.	733,627	9,625,186
Machinery - 0.2%
Caterpillar, Inc.	16,108	3,674,396
Deere & Co.	16,075	5,961,414
Pentair PLC	9,200	593,492
		10,229,302
Professional Services - 0.2%
KBR, Inc.	45,900	1,815,804
Manpower, Inc.	5,200	628,628
Upwork, Inc. (a)	186,630	8,596,178
		11,040,610
Road & Rail - 4.2%
Avis Budget Group, Inc. (a)	67,900	6,084,519
Canadian Pacific Railway Ltd.	19,600	7,314,580
Lyft, Inc. (a)	2,248,048	125,126,352
TuSimple Holdings, Inc. (a)	112,900	4,338,747
Uber Technologies, Inc. (a)	1,943,409	106,440,511
		249,304,709

TOTAL INDUSTRIALS		385,278,891

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 0.0%
Cisco Systems, Inc.	11,700	595,647
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	405,000	1,681,159
II-VI, Inc. (a)(b)	126,342	8,482,602
		10,163,761
IT Services - 3.7%
Afterpay Ltd. (a)	72,656	6,584,935
Endava PLC ADR (a)	31,646	2,865,229
MongoDB, Inc. Class A (a)	19,700	5,859,962
PayPal Holdings, Inc. (a)	358,369	93,996,605
Riskified Ltd. (a)(e)(f)	32,650	375,475
Riskified Ltd. warrants(a)(e)(f)	273	0
Shopify, Inc. Class A (a)	23,541	27,788,014
Snowflake Computing, Inc. (b)	13,282	3,075,978
Snowflake Computing, Inc. Class B (c)	2,136	494,676
Square, Inc. (a)	172,856	42,318,606
Squarespace, Inc. Class C (e)(f)	31,300	2,141,559
Twilio, Inc. Class A (a)	86,840	31,939,752
		217,440,791
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	220,376	17,987,089
Ambarella, Inc. (a)	19,825	1,932,739
Applied Materials, Inc.	16,900	2,242,799
ASML Holding NV	10,200	6,610,620
Cirrus Logic, Inc. (a)	69,421	5,165,617
Enphase Energy, Inc. (a)	62,544	8,709,252
KLA Corp.	8,900	2,806,615
Lam Research Corp.	12,338	7,655,112
Marvell Technology, Inc. (b)	2,850,233	128,859,034
MediaTek, Inc.	73,000	3,095,545
Micron Technology, Inc. (a)	498,863	42,937,138
Monolithic Power Systems, Inc.	1,600	578,208
NVIDIA Corp.	357,944	214,902,419
NXP Semiconductors NV	410,635	79,051,344
ON Semiconductor Corp. (a)	181,460	7,076,940
Silergy Corp.	3,000	314,010
SolarEdge Technologies, Inc. (a)	10,053	2,649,368
Synaptics, Inc. (a)	17,745	2,481,993
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	38,149	4,453,514
Teradyne, Inc.	90,275	11,291,597
		550,800,953
Software - 11.8%
ACV Auctions, Inc.	101,792	3,113,919
ACV Auctions, Inc. Class A (a)	12,100	411,279
Adobe, Inc. (a)	137,841	70,070,094
Atlassian Corp. PLC (a)	7,341	1,743,928
Autodesk, Inc. (a)	14,669	4,282,028
Avalara, Inc. (a)	16,176	2,292,301
BTRS Holdings, Inc. (e)	80,137	1,266,165
Cadence Design Systems, Inc. (a)	42,600	5,613,402
Cloudflare, Inc. (a)	37,113	3,144,956
Coupa Software, Inc. (a)	14,176	3,813,911
Crowdstrike Holdings, Inc. (a)	44,002	9,174,857
Digital Turbine, Inc. (a)	26,707	2,014,509
Docebo, Inc.	10,475	554,337
DocuSign, Inc. (a)	35,941	8,012,687
DoubleVerify Holdings, Inc. (a)	32,300	1,137,283
DoubleVerify Holdings, Inc.	185,753	5,886,327
Elastic NV (a)	50,744	6,120,741
Epic Games, Inc. (e)(f)	607	537,195
Five9, Inc. (a)	17,008	3,196,994
Freee KK (a)	5,747	487,988
HubSpot, Inc. (a)	29,887	15,734,011
Intuit, Inc.	4,162	1,715,410
Lightspeed POS, Inc. (Canada) (a)	178,032	12,431,751
Microsoft Corp.	1,364,708	344,152,063
Privia Health Group, Inc. (a)	14,000	508,480
Qualtrics International, Inc.	25,681	959,185
RingCentral, Inc. (a)	43,797	13,969,053
Salesforce.com, Inc. (a)	462,449	106,511,254
ServiceNow, Inc. (a)	31,778	16,091,426
Sinch AB (a)(c)	3,000	473,980
Telos Corp.	47,887	1,588,891
Teradata Corp. (a)	34,400	1,701,768
The Trade Desk, Inc. (a)	19,271	14,054,533
UiPath, Inc.	38,700	2,507,760
UiPath, Inc. Class A (a)	11,200	806,400
Volue A/S	291,109	1,678,668
Workday, Inc. Class A (a)	52,006	12,845,482
Zoom Video Communications, Inc. Class A (a)	68,459	21,877,443
		702,482,459
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	3,884,865	510,704,348
Dell Technologies, Inc. (a)	5,900	580,147
		511,284,495

TOTAL INFORMATION TECHNOLOGY		1,992,768,106

MATERIALS - 1.4%
Chemicals - 0.8%
Celanese Corp. Class A	11,300	1,770,145
CF Industries Holdings, Inc.	29,100	1,415,133
Corbion NV	9,700	568,164
Corteva, Inc.	91,958	4,483,872
Nutrien Ltd.	182,175	10,056,196
Olin Corp.	125,383	5,395,230
PPG Industries, Inc.	14,400	2,465,856
The Chemours Co. LLC	349,273	10,548,045
The Mosaic Co.	154,364	5,430,526
Tronox Holdings PLC	60,300	1,278,360
Westlake Chemical Corp.	18,700	1,755,743
		45,167,270
Construction Materials - 0.0%
Eagle Materials, Inc.	17,700	2,445,078
Metals & Mining - 0.5%
Allegheny Technologies, Inc. (a)	24,700	574,522
Anglo American PLC (United Kingdom)	46,079	1,953,668
ArcelorMittal SA Class A unit (a)(b)	227,961	6,676,978
Cleveland-Cliffs, Inc.	25,600	457,216
First Quantum Minerals Ltd.	173,100	3,989,686
Freeport-McMoRan, Inc.	366,604	13,824,637
Gatos Silver, Inc.	100,202	1,150,319
Steel Dynamics, Inc.	14,300	775,346
Vale SA sponsored ADR	159,800	3,215,176
		32,617,548
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	42,400	2,793,312
West Fraser Timber Co. Ltd.	30,133	2,326,503
		5,119,815

TOTAL MATERIALS		85,349,711

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group, Inc.	84,497	10,286,665
Real Estate Management & Development - 0.2%
Compass, Inc.	12,096	207,059
Compass, Inc. (a)	28,500	542,070
Hemnet Group AB (a)	29,100	549,994
KE Holdings, Inc. ADR (a)	18,824	979,789
Realogy Holdings Corp. (a)	148,762	2,570,607
Redfin Corp. (a)(b)	156,006	11,042,105
		15,891,624

TOTAL REAL ESTATE		26,178,289

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	53,178	2,204,303
FTC Solar, Inc. (a)	60,500	823,405
The AES Corp.	112,770	3,137,261
		6,164,969
TOTAL COMMON STOCKS
(Cost $3,306,810,380)		5,868,967,562

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(e)(f)	158,250	265,860
Series D (a)(e)(f)	553,263	929,482
Series E3 (e)(f)	373,793	627,972
		1,823,314
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (e)(f)	13,256	63,945
Series C (e)(f)	52,162	251,621
Rivian Automotive, Inc.:
Series E (e)(f)	225,415	8,306,543
Series F (e)(f)	110,275	4,063,634
		12,685,743
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (e)(f)	18,300	4,569,827
Instacart, Inc.:
Series H (e)(f)	27,205	3,400,625
Series I (e)(f)	13,064	1,633,000
The Honest Co., Inc. Series E (a)(e)	23,604	329,276
Zomato Pvt Ltd.:
Series B (e)(f)	3	15,799
Series E (e)(f)	20,097	10
Series G (e)(f)	21	110,593
Series J7 (e)(f)	119	626,696
Series K (e)(f)	203	1,069,070
		11,754,896
Specialty Retail - 0.1%
Fanatics, Inc.:
Series E (e)(f)	106,949	3,729,312
Series F (e)(f)	6,665	232,409
		3,961,721
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(e)(f)	4,640	51,272
Series B (a)(e)(f)	815	9,006
Series C (a)(e)(f)	7,790	86,080
Series Seed (a)(e)(f)	2,495	27,570
		173,928
TOTAL CONSUMER DISCRETIONARY		28,576,288
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(e)(f)	14,722	480,526
Sweetgreen, Inc.:
Series C (a)(e)(f)	1,240	16,306
Series D (a)(e)(f)	19,947	262,303
Series H (a)(e)(f)	211,642	2,783,092
Series I (a)(e)(f)	47,013	618,221
Series J (e)(f)	38,133	501,449
		4,661,897
Food Products - 0.0%
Agbiome LLC Series C (a)(e)(f)	68,700	435,125
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(e)(f)	12,508	763,613
TOTAL CONSUMER STAPLES		5,860,635
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (e)(f)	47,507	511,503
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(e)	6,504	132,185
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems Series B (e)(f)	29,724	1,338,638
Space Exploration Technologies Corp. Series N (e)(f)	8,141	3,419,139
		4,757,777
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (e)(f)	11,104	813,590
TOTAL INDUSTRIALS		5,571,367
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (e)(f)	130,900	1,046,676
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (e)(f)	1,325,513	1,469,575
IT Services - 0.1%
ByteDance Ltd. Series E1 (e)(f)	31,950	3,500,895
Riskified Ltd.:
Series D (e)(f)	12,100	139,150
Series E (a)(e)(f)	32,500	373,750
Yanka Industries, Inc. Series F (e)(f)	55,991	1,784,814
		5,798,609
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (e)(f)	8,600	511,307
Software - 0.1%
Bird Rides, Inc. (e)(f)	367,551	1,837,755
Bird Rides, Inc.:
Series C1 (e)(f)	146,154	730,770
Series D (e)(f)	22,200	111,000
Databricks, Inc. Series G (e)(f)	16,000	2,837,886
Nuvia, Inc. Series B (e)	178,648	145,995
Stripe, Inc. Series H (e)(f)	8,086	324,451
		5,987,857
TOTAL INFORMATION TECHNOLOGY		14,814,024
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (e)(f)	249,802	5,995,248

TOTAL CONVERTIBLE PREFERRED STOCKS		63,284,564

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Neutron Holdings, Inc.:
Series 1C (e)(f)	3,178,083	47,036
Series 1D (e)(f)	5,904,173	87,382
Volkswagen AG	31,295	8,153,210
Waymo LLC Series A2 (e)(f)	7,817	671,224
		8,958,852
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (e)	1,159	35,624
Series B (e)	20,299	623,931
Series C (e)	412	12,664
Series D (e)	72,515	2,228,894
		2,901,113
TOTAL CONSUMER DISCRETIONARY		11,859,965
TOTAL PREFERRED STOCKS
(Cost $63,421,917)		75,144,529
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	237,400	237,400
4% 6/12/27 (e)(f)	64,200	64,200
		301,600
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (e)(f)(h)	446,304	446,304

TOTAL CONVERTIBLE BONDS		747,904

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Hertz Corp.:
5.5% 10/15/24 (c)(i)	3,120,000	3,248,856
6% 1/15/28 (c)(i)	2,775,000	3,017,813
6.25% 10/15/22 (i)	1,475,000	1,548,750
7.125% 8/1/26 (c)(i)	1,715,000	1,869,350
		9,684,769
TOTAL CORPORATE BONDS
(Cost $9,558,240)		10,432,673

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (e)(f)	564,345	564,345
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (e)(f)(h)	480,000	480,000
TOTAL PREFERRED SECURITIES
(Cost $1,044,345)		1,044,345
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.04% (j)	79,183	79,199
Fidelity Securities Lending Cash Central Fund 0.04% (j)(k)	112,513,445	112,524,697
TOTAL MONEY MARKET FUNDS
(Cost $112,603,896)		112,603,896
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $3,493,438,778)		6,068,193,005
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(112,545,275)
NET ASSETS - 100%		$5,955,647,730

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,580,592 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,776,492 or 1.5% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Non-income producing - Security is in default.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
ABL Space Systems Series B	3/24/21	$1,338,638
Agbiome LLC Series C	6/29/18	$435,125
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Allbirds, Inc. Series Seed	10/9/18	$27,363
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
AppHarvest, Inc.	1/29/21	$1,956,650
Beta Technologies, Inc. Series A	4/9/21	$813,590
Bird Rides, Inc.	2/12/21 - 4/20/21	$1,893,231
Bird Rides, Inc. Series C1	12/21/18	$1,716,652
Bird Rides, Inc. Series D	9/30/19	$286,773
Blink Health, Inc. Series A1	12/30/20	$155,957
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$562,027
BTRS Holdings, Inc.	1/12/21	$801,370
ByteDance Ltd. Series E1	11/18/20	$3,500,895
Cazoo Holdings Ltd.	9/30/20	$486,896
Cazoo Holdings Ltd. Series A	9/30/20	$15,890
Cazoo Holdings Ltd. Series B	9/30/20	$278,299
Cazoo Holdings Ltd. Series C	9/30/20	$5,649
Cazoo Holdings Ltd. Series D	9/30/20	$994,178
Cibus Corp. Series C	2/16/18 - 5/10/19	$449,785
CIIG Merger Corp.	3/24/21	$800,620
Databricks, Inc. Series G	2/1/21	$2,837,886
Diamond Foundry, Inc. Series C	3/15/21	$5,995,248
Enevate Corp. Series E	1/29/21	$1,469,576
Enevate Corp. 0% 1/29/23	1/29/21	$564,345
Epic Games, Inc.	7/30/20	$349,025
Fanatics, Inc. Series E	8/13/20	$1,849,148
Fanatics, Inc. Series F	3/22/21	$232,409
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$1,727,161
GoBrands, Inc. Series G	3/2/21	$4,569,827
Instacart, Inc. Series H	11/13/20	$1,632,300
Instacart, Inc. Series I	2/26/21	$1,633,000
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Lordstown Motors Corp.	10/23/20	$535,650
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$581,081
Neutron Holdings, Inc. Series 1D	1/25/19	$1,431,762
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$237,400
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$64,200
Nuvation Bio, Inc.	2/10/21	$1,200,380
Nuvia, Inc. Series B	3/16/21	$145,994
Rad Power Bikes, Inc.	1/21/21	$490,493
Rad Power Bikes, Inc. Series A	1/21/21	$63,945
Rad Power Bikes, Inc. Series C	1/21/21	$251,621
Riskified Ltd.	12/20/19 - 4/15/20	$295,211
Riskified Ltd. Series D	11/18/20	$139,150
Riskified Ltd. Series E	10/28/19	$309,218
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$3,491,678
Rivian Automotive, Inc. Series F	1/19/21	$4,063,634
Sonder Holdings, Inc. Series D1	12/20/19	$498,633
Sonder Holdings, Inc. 0%	3/18/21	$446,304
Space Exploration Technologies Corp. Class A	2/16/21	$923,978
Space Exploration Technologies Corp. Series N	8/4/20	$2,198,070
Squarespace, Inc. Class C	3/16/21	$2,141,559
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19 - 7/30/20	$791,166
Starry, Inc. Series E3	3/31/21	$627,972
Stripe, Inc. Series H	3/15/21	$324,451
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$21,204
Sweetgreen, Inc. Series D	9/13/19	$341,094
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
Sweetgreen, Inc. Series I	9/13/19	$803,922
Sweetgreen, Inc. Series J	1/21/21	$652,074
Tenstorrent, Inc. Series C1	4/23/21	$511,307
Tenstorrent, Inc. 0%	4/23/21	$480,000
The Honest Co., Inc. Series E	9/28/17	$231,376
Waymo LLC Series A2	5/8/20	$671,224
Xsight Labs Ltd. Series D	2/16/21	$1,046,676
Yanka Industries, Inc. Series F	4/8/21	$1,784,814
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$333,487
Zomato Pvt Ltd. Series B	1/22/21	$12,341
Zomato Pvt Ltd. Series E	1/22/21	$8
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$86,569
Zomato Pvt Ltd. Series J7	12/9/20	$484,684
Zomato Pvt Ltd. Series K	2/10/21	$1,087,575

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,022
Fidelity Securities Lending Cash Central Fund	396,980
Total	$430,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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